Submission	Jun. 26, 2026
Submission [Line Items]
Central Index Key	0001692705
Registrant Name	High Templar Tech Ltd
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES